Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Total revenues	$ 943,917	$ 776,493	$ 431,178
Voyage expenses	(402,294)	(381,306)	(77,368)
Vessel operating expenses (notes 16e and 16f)	(208,601)	(209,131)	(175,389)
Time-charter hire expense (note 12)	(43,189)	(19,538)	(30,661)
Depreciation and amortization	(124,002)	(118,514)	(100,481)
General and administrative expenses (note 16e)	(36,404)	(39,775)	(32,879)
(Loss) gain and write-down on sale of vessels (note 21)	(5,544)	170	(12,984)
Restructuring charges	0	(1,195)	0
Income from operations	123,883	7,204	1,416
Interest expense	(65,362)	(58,653)	(31,294)
Interest income	871	879	907
Realized and unrealized (loss) gain on derivative instruments (note 13)	(967)	3,032	1,319
Equity income (loss) (note 7)	2,345	1,220	(25,370)
Other income (note 17)	695	3,182	329
Net income (loss) before income taxes	61,465	(43,136)	(52,693)
Income tax expenses (note 22)	(20,103)	(9,412)	(5,330)
Net income (loss) before income taxes	$ 41,362	$ (52,548)	$ (58,023)
Per common share amounts (note 20)
• Basic earnings (loss) per share (in dollars per share)	$ 1.23	$ (1.57)	$ (2.48)
• Diluted earnings (loss) per share (in dollars per share)	1.23	(1.57)	(2.48)
• Cash dividends declared (in dollars per share)	$ 0.00	$ 0.24	$ 0.96
Weighted-average number of Class A and Class B common stock outstanding (note 20)
• Basic (in shares)	33,617,635	33,561,615	23,404,422
• Diluted (in shares)	33,731,171	33,561,615	23,404,422
Voyage charter
REVENUES
Total revenues	$ 881,603	$ 671,928	$ 125,774
Time-charter revenues
REVENUES
Total revenues	17,495	59,976	112,100
Other
REVENUES
Total revenues	44,819	44,589	53,368
Net pool
REVENUES
Total revenues	$ 0	$ 0	$ 139,936